Average Annual Total Returns - Administrative Class - PIMCO StocksPLUS Global Portfolio	Administrative 1 Year		Administrative 5 Years		Administrative 10 Years		MSCI World Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI World Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI World Index (reflects no deductions for fees, expenses or taxes) 10 Years	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	50% MSCI EAFE Index/50% S&P 500 Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	13.47%	[1]	11.58%	[1]	7.19%	[1]	15.90%	12.19%	9.87%	13.09%	11.34%	9.70%

[1]	Since the Portfolio’s Administrative Class has not commenced operations as of the date of this prospectus, the bar chart and the table show performance of the Portfolio’s Institutional Class shares, which are offered in a separate prospectus. Although the Institutional Class and Administrative Class would have substantially similar annual returns (because they represent interests in the same portfolio of securities), Institutional Class and Administrative Class performance would differ to the extent that the Institutional Class has lower expenses.